Leases (Tables)	6 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of seven-year maturity lease obligations
Twelve Months Ending December 31,	Operating Lease Amount

2020	$475,774
2021	444,593
2022	23,396
2023	19,497
Total lease payments	963,260
Less: Interest	(74,099)
Present value of lease liabilities	$889,161